SEMI-ANNUAL REPORT DECEMBER 31, 2001
--------------------------------------------------------------------------------
CUTLER CORE FUND      Cutler & Company, LLC      Forum Shareholder Services, LLC
CUTLER VALUE FUND     3555 Lear Way                          Two Portland Square
                      Medford, Oregon 97504                Portland, Maine 04101
--------------------------------------------------------------------------------

To The Cutler Trust Shareholders:

We are pleased to present this semi-annual report and our thoughts on the important events during the six months ending December 31, 2001.

Overshadowing all others, of course, was the attack on September 11th. The responses, however, were immediate and profound. The voices driving America into Balkanized-self-interest groups were routed, as the country came together as a melting-pot whole. The outpouring of our traditional generosity and compassion was matched by our astoundingly tough, efficient and unified government leadership. America is back!!

In traditional reaction, the markets dropped in the first confusing days. Our shareholders were remarkably unruffled and we appreciate your steadfastness in face of market uncertainty.

Throughout  this  period,  the  Federal  Reserve has pumped  liquidity  into the
economy,   and  stabilizing   actions  have  brought  the  markets  into  better
equilibrium.

A particular blemish during the period was the collapse of Enron Corp. You will be pleased to note that neither of our Funds bought, sold or held any shares of that company.

On behalf of everyone at The Cutler Trust, we thank you for your continued support.

/s/ Kenneth R. Cutler
Kenneth R. Cutler
Chairman of the Board
The Cutler Trust


                                                                         (02/02)
                                        1
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                       This Page Intentionally Left Blank

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THE CUTLER TRUST
CUTLER CORE FUND


SCHEDULE OF INVESTMENTS (unaudited)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

 SHARES                          SECURITY DESCRIPTION                           VALUE

             COMMON STOCK -- 94.4%
             BANKS -- 12.9%
      100    Bank of America Corp.                                           $     6,295
   16,900    Bank of New York Co., Inc.                                          689,520
   39,850    Citigroup, Inc.                                                   2,011,628
   15,800    FleetBoston Financial Corp.                                         576,700
   27,000    J.P. Morgan Chase & Co.                                             981,450
    3,800    M & T Bank Corp.                                                    276,830
    9,150    Mellon Financial Corp.                                              344,223
   38,400    U.S. Bancorp                                                        803,712
   16,500    Wells Fargo & Co.                                                   716,925
                                                                             -----------
                                                                               6,407,283
                                                                             -----------
             BUSINESS SERVICES -- 7.9%
    2,000    Electronic Data Systems Corp.                                       137,100
   46,550    IMS Health, Inc.                                                    908,191
   19,700    Microsoft Corp.+                                                  1,305,519
   22,750    Peregrine Systems, Inc.+                                            337,383
   29,550    Sun Microsystems, Inc.+                                             364,646
   30,000    Sungard Data Systems, Inc.+                                         867,900
                                                                             -----------
                                                                               3,920,739
                                                                             -----------
             CHEMICALS -- 1.4%
    5,650    E. I. du Pont de Nemours & Co.                                      240,182
   13,000    Rohm & Haas Co.                                                     450,190
                                                                             -----------
                                                                                 690,372
                                                                             -----------
             COMMUNICATION EQUIPMENT -- 2.9%
   93,950    Motorola, Inc.                                                    1,411,129
                                                                             -----------


See Notes to Financial Statements.

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THE CUTLER TRUST
CUTLER CORE FUND


SCHEDULE OF INVESTMENTS (unaudited)  (continued)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

 SHARES                          SECURITY DESCRIPTION                           VALUE

             DRUGS & PHARMACEUTICALS -- 10.9%
   43,350    Bristol-Myers Squibb Co.                                        $ 2,210,850
      100    Eli Lilly & Co.                                                       7,854
   29,750    Merck & Co., Inc.                                                 1,749,300
   35,900    Pfizer, Inc.                                                      1,430,615
                                                                             -----------
                                                                               5,398,619
                                                                             -----------
             ELECTRIC, GAS & UTILITY COMPANIES -- 2.2%
      100    CMS Energy Corp.                                                      2,403
    7,050    Duke Energy Corp.                                                   276,783
   16,401    Exelon Corp.                                                        785,280
      100    Xcel Energy, Inc.                                                     2,774
                                                                             -----------
                                                                               1,067,240
                                                                             -----------
             ELECTRIC MACHINERY -- 4.0%
   24,600    General Electric Co.                                                985,968
   35,050    Texas Instruments, Inc.                                             981,400
                                                                             -----------
                                                                               1,967,368
                                                                             -----------
             ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT -- 3.8%
   22,500    CIENA Corp.+                                                        321,975
    9,100    Intel Corp.                                                         286,195
   40,650    National Semiconductor Corp.+                                     1,251,614
                                                                             -----------
                                                                               1,859,784
                                                                             -----------
             FABRICATED METAL PRODUCTS -- 1.9%
    6,450    Cooper Industries, Inc.                                             225,234
   10,200    Illinois Tool Works, Inc.                                           690,744
                                                                             -----------
                                                                                 915,978
                                                                             -----------


See Notes to Financial Statements.

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THE CUTLER TRUST
CUTLER CORE FUND


SCHEDULE OF INVESTMENTS (unaudited)  (continued)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

 SHARES                          SECURITY DESCRIPTION                           VALUE

             FOOD & SOFT DRINKS -- 1.0%
   20,200    ConAgra Foods, Inc.                                             $   480,154
      100    General Mills, Inc.                                                   5,201
      100    H.J. Heinz Co.                                                        4,112
      100    Sara Lee Corp.                                                        2,223
                                                                             -----------
                                                                                 491,690
                                                                             -----------
             FOREST PRODUCTS -- 1.1%
   13,200    International Paper Co.                                             532,620
                                                                             -----------
             GAMES & TOYS -- 0.9%
   27,100    Mattel, Inc.                                                        466,120
                                                                             -----------
             GENERAL MERCHANDISE STORES -- 1.9%
   15,850    Wal-Mart Stores, Inc.                                               912,168
                                                                             -----------
             GROCERY STORES -- 2.6%
   15,700    Kroger Co.+                                                         327,659
   22,450    Safeway, Inc.+                                                      937,288
                                                                             -----------
                                                                               1,264,947
             INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT -- 8.7%
    6,350    Applied Materials, Inc.+                                            254,635
    5,250    Caterpillar, Inc.                                                   274,313
   18,350    Cisco Systems, Inc.+                                                332,319
   24,250    Dell Computer Corp.+                                                659,115
   13,000    Dover Corp.                                                         481,910
      100    Hewlett-Packard Co.                                                   2,054
   12,750    IBM Corp.                                                         1,542,240
   47,050    Symbol Technologies, Inc.                                           747,153
      100    United Technologies Corp.                                             6,463
                                                                             -----------
                                                                               4,300,202
                                                                             -----------
             INVESTMENTS & RELATED PRODUCTS -- 1.1%
   16,000    Honeywell International, Inc.                                       541,120
                                                                             -----------


See Notes to Financial Statements.

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THE CUTLER TRUST
CUTLER CORE FUND


SCHEDULE OF INVESTMENTS (unaudited)  (continued)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

 SHARES                          SECURITY DESCRIPTION                           VALUE

             MEDICAL PRODUCTS -- 1.7%
    4,450    Johnson & Johnson                                               $   262,995
   11,150    Medtronic, Inc.                                                     570,992
                                                                             -----------
                                                                                 833,987
                                                                             -----------
             MISCELLANEOUS RETAIL -- 4.1%
   14,800    Costco Wholesale Corp.+                                             656,824
   18,150    CVS Corp.                                                           537,240
   43,700    Staples, Inc.+                                                      817,190
                                                                             -----------
                                                                               2,011,254
                                                                             -----------
             MOTION PICTURES -- 1.0%
   34,050    Liberty Media Corp.+                                                476,700
                                                                             -----------
             NONDEPOSITORY CREDIT INSTITUTIONS -- 0.0%
      100    Federal National Mortgage Association                                 7,950
                                                                             -----------
             OIL & GAS EXTRACTION -- 2.1%
   27,050    Burlington Resources, Inc.                                        1,015,457
                                                                             -----------
             PETROLEUM PRODUCTS -- 7.2%
       77    ChevronTexaco Corp.                                                   6,900
   34,200    Conoco, Inc.                                                        967,860
   23,660    Exxon Mobil Corp.                                                   929,838
   18,700    Phillips Petroleum Co.                                            1,126,862
   14,950    Unocal Corp.                                                        539,246
                                                                             -----------
                                                                               3,570,706
                                                                             -----------
             PRIMARY METAL INDUSTRIES -- 1.3%
   18,200    Alcoa, Inc.                                                         647,010
                                                                             -----------
             PRINTING & PUBLISHING -- 1.4%
      100    Gannett Company, Inc.                                                 6,723
   10,500    Knight-Ridder, Inc.                                                 681,765
                                                                             -----------
                                                                                 688,488
                                                                             -----------


See Notes to Financial Statements.

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THE CUTLER TRUST
CUTLER CORE FUND


SCHEDULE OF INVESTMENTS (unaudited)  (concluded)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

 SHARES                          SECURITY DESCRIPTION                           VALUE

             PROPERTY & CASUALTY INSURANCE -- 1.9%
   16,800    Ace, Ltd.                                                       $   674,520
    3,250    American International Group, Inc.                                  258,050
                                                                             -----------
                                                                                 932,570
                                                                             -----------
             TRANSPORTATION -- 1.2%
   10,800    Union Pacific Corp.                                                 615,600
                                                                             -----------
             SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES -- 0.8%
    7,400    Morgan Stanley Dean Witter & Co.                                    413,956
                                                                             -----------
             STONE, CLAY, GLASS & CONCRETE PRODUCTS -- 0.3%
   14,400    Corning, Inc.                                                       128,448
                                                                             -----------
             VOICE & DATA TRANSMISSION -- 6.2%
      100    AT&T Corp.                                                            1,814
   16,320    AT&T Wireless Group, Inc.+                                          234,518
      150    BellSouth Corp.                                                       5,723
    8,450    SBC Communications, Inc.                                            330,986
   16,350    Verizon Communications, Inc.                                        775,971
  119,600    WorldCom, Inc.+                                                   1,683,966
                                                                             -----------
                                                                               3,032,978
                                                                             -----------
             TOTAL COMMON STOCK (COST $48,447,706)                            46,522,483
                                                                             -----------
             SHORT-TERM HOLDINGS -- 2.1%
1,040,478    Daily Assets Cash Fund (Cost $1,040,478)                          1,040,478
                                                                             -----------
             TOTAL INVESTMENTS IN SECURITIES -- 96.5%
             (COST $49,488,184)                                              $47,562,961
             Other Assets and Liabilities, Net -- 3.5%                         1,731,308
                                                                             -----------
             TOTAL NET ASSETS -- 100.0%                                      $49,294,269
                                                                             ===========

------------------------------
+Non-income producing security.


See Notes to Financial Statements.

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THE CUTLER TRUST
CUTLER VALUE FUND


SCHEDULE OF INVESTMENTS (unaudited)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

SHARES                         SECURITY DESCRIPTION                           VALUE

           COMMON STOCK -- 95.1%

           BANKS -- 20.9%
  7,000    Bank of New York Co., Inc.                                      $   285,600
 22,650    Citigroup, Inc.                                                   1,143,372
 15,250    FleetBoston Financial Corp.                                         556,625
 25,900    J. P. Morgan Chase & Co.                                            941,464
  3,750    M & T Bank Corp.                                                    273,188
  8,800    Mellon Financial Corp.                                              331,056
 36,950    U.S. Bancorp                                                        773,364
 15,950    Wells Fargo & Co.                                                   693,027
                                                                           -----------
                                                                             4,997,696
                                                                           -----------
           CHEMICALS -- 2.8%
  5,300    E. I. du Pont de Nemours & Co.                                      225,303
 12,550    Rohm & Haas Co.                                                     434,607
                                                                           -----------
                                                                               659,910
                                                                           -----------
           COMMUNICATION EQUIPMENT -- 1.8%
 29,100    Motorola, Inc.                                                      437,082
                                                                           -----------
           DRUGS & PHARMACEUTICALS -- 5.3%
 14,000    Bristol-Myers Squibb Co.                                            714,000
  9,350    Merck & Co., Inc.                                                   549,780
                                                                           -----------
                                                                             1,263,780
                                                                           -----------
           ELECTRIC, GAS & UTILITY COMPANIES -- 4.3%
  6,600    Duke Energy Corp.                                                   259,116
 15,802    Exelon Corp.                                                        756,600
                                                                           -----------
                                                                             1,015,716
                                                                           -----------
           ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT -- 1.4%
 10,850    National Semiconductor Corp.+                                       334,072
                                                                           -----------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND


SCHEDULE OF INVESTMENTS (unaudited)  (continued)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

SHARES                         SECURITY DESCRIPTION                           VALUE

           FABRICATED METAL PRODUCTS -- 2.1%
  6,100    Cooper Industries, Inc.                                         $   213,012
  4,200    Illinois Tool Works, Inc.                                           284,424
                                                                           -----------
                                                                               497,436
                                                                           -----------
           FOOD & SOFT DRINKS -- 1.9%
 19,400    ConAgra, Inc.                                                       461,138
                                                                           -----------
           FOREST PRODUCTS -- 2.2%
  9,500    Weyerhaeuser Co.                                                    513,760
                                                                           -----------
           GAMES & TOYS -- 1.9%
 26,000    Mattel, Inc.                                                        447,200
                                                                           -----------
           GROCERY STORES -- 3.2%
 15,150    Kroger Co.+                                                         316,181
 10,900    Safeway, Inc.+                                                      455,075
                                                                           -----------
                                                                               771,256
           INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT -- 4.6%
  5,050    Caterpillar, Inc.                                                   263,863
 12,550    Dover Corp.                                                         465,228
  3,000    IBM Corp.                                                           362,880
                                                                           -----------
                                                                             1,091,971
                                                                           -----------
           INSTRUMENTS & RELATED PRODUCTS -- 1.2%
  8,450    Honeywell International, Inc.                                       285,779
                                                                           -----------
           MEDICAL PRODUCTS -- 0.5%
  1,950    Johnson & Johnson                                                   115,245
                                                                           -----------
           MISCELLANEOUS RETAIL -- 2.5%
 10,350    CVS Corp.                                                           306,360
 15,600    Staples, Inc.+                                                      291,720
                                                                           -----------
                                                                               598,080
                                                                           -----------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND


SCHEDULE OF INVESTMENTS (unaudited)  (continued)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

SHARES                         SECURITY DESCRIPTION                           VALUE

           OIL & GAS EXTRACTION -- 0.6%
  3,700    Burlington Resources, Inc.                                      $   138,898
                                                                           -----------
           PETROLEUM PRODUCTS -- 15.4%
  5,150    BP plc ADR                                                          239,526
 32,950    Conoco, Inc.                                                        932,485
 22,700    Exxon Mobil Corp.                                                   892,110
 18,000    Phillips Petroleum Co.                                            1,084,679
 14,300    Unocal Corp.                                                        515,801
                                                                           -----------
                                                                             3,664,601
                                                                           -----------
           PRIMARY METAL INDUSTRIES -- 2.6%
 17,500    Alcoa, Inc.                                                         622,125
                                                                           -----------
           PRINTING & PUBLISHING -- 2.8%
 10,150    Knight-Ridder, Inc.                                                 659,040
                                                                           -----------
           PROPERTY & CASUALTY INSURANCE -- 2.7%
 16,200    Ace, Ltd.                                                           650,430
                                                                           -----------
           SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES -- 1.7%
  7,100    Morgan Stanley Dean Witter & Co.                                    397,174
                                                                           -----------
           STONE, CLAY, GLASS & CONCRETE PRODUCTS -- 0.5%
 13,800    Corning, Inc.                                                       123,096
                                                                           -----------
           TRANSPORTATION -- 2.5%
 10,450    Union Pacific Corp.                                                 595,650
                                                                           -----------
           VOICE & DATA TRANSMISSION -- 9.7%
 15,700    AT&T Wireless Group, Inc.+                                          225,609
  8,150    SBC Communications, Inc.                                            319,236
 15,750    Verizon Communications, Inc.                                        747,495
 72,650    WorldCom, Inc.+                                                   1,022,911
                                                                           -----------
                                                                             2,315,251
                                                                           -----------


See Notes to Financial Statements.

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THE CUTLER TRUST
CUTLER VALUE FUND


SCHEDULE OF INVESTMENTS (unaudited)  (concluded)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

SHARES                         SECURITY DESCRIPTION                           VALUE

           TOTAL COMMON STOCK (COST $21,664,383)                           $22,656,386
                                                                           -----------
           SHORT-TERM HOLDINGS -- 1.4%
342,730    Daily Assets Cash Fund (Cost $342,730)                              342,730
                                                                           -----------
           TOTAL INVESTMENTS IN SECURITIES -- 96.5%
           (COST $22,007,113)                                              $22,999,116
           Other Assets and Liabilities, Net -- 3.5%                           833,452
                                                                           -----------
           TOTAL NET ASSETS -- 100.0%                                      $23,832,568
                                                                           ===========

------------------------------
+Non-income producing security.


See Notes to Financial Statements.

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THE CUTLER TRUST


STATEMENTS OF ASSETS & LIABILITIES (unaudited)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                  CUTLER         CUTLER
                                                                   CORE           VALUE
                                                                   FUND           FUND
                                                                -----------    -----------
ASSETS
     Total investments, at value
     (Cost $49,488,184 and $22,007,113, respectively) (Note 2)  $47,562,961    $22,999,116
     Interest, dividends and other receivables                       50,559         27,418
     Receivable for securities sold                               1,752,710        829,223
     Receivable for Fund shares sold                                     81         33,027
                                                                -----------    -----------
Total Assets                                                     49,366,311     23,888,784
                                                                -----------    -----------
LIABILITIES
     Dividends payable                                                  113          4,390
     Payable for Fund shares redeemed                                    38         12,431
     Payable to administrator (Note 3)                                4,291          2,082
     Payable to investment adviser (Note 3)                          29,619          8,808
     Payable to custodian (Note 3)                                    2,659          1,436
     Payable to other related parties (Note 3)                        3,495          3,292
     Accrued expenses and other liabilities                          31,827         23,777
                                                                -----------    -----------
Total Liabilities                                                    72,042         56,216
                                                                -----------    -----------
NET ASSETS                                                      $49,294,269    $23,832,568
                                                                ===========    ===========
COMPONENTS OF NET ASSETS
     Paid-in capital                                            $54,411,122    $23,520,199
     Undistributed net investment income                              2,017          1,044
     Net unrealized appreciation (depreciation) on
      investments                                                (1,925,223)       992,003
     Accumulated net realized loss on investments                (3,193,647)      (680,678)
                                                                -----------    -----------
NET ASSETS                                                      $49,294,269    $23,832,568
                                                                ===========    ===========
Shares of Beneficial Interest, No Par Value                       5,139,843      2,371,645
NET ASSET VALUE, offering price and redemption price per share        $9.59         $10.05


See Notes to Financial Statements.

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THE CUTLER TRUST


STATEMENTS OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

                                                                           CUTLER          CUTLER
                                                                            CORE           VALUE
                                                                            FUND            FUND
                                                                        ------------    ------------
                                                                        July 1, 2001    July 1, 2001
                                                                             to              to
                                                                        December 31,    December 31,
                                                                            2001            2001
                                                                        ------------    ------------
INVESTMENT INCOME
     Dividend income                                                    $   341,414      $ 234,103
     Interest income                                                         28,854         11,905
                                                                        -----------      ---------
Total Investment Income                                                     370,268        246,008
                                                                        -----------      ---------
EXPENSES
     Investment advisory (Note 3)                                           193,308         92,316
     Administration (Note 3)                                                 25,774         12,309
     Transfer agent (Note 3)                                                  9,124          7,834
     Shareholder services (Note 3)                                           10,655         10,320
     Custodian (Note 3)                                                       8,131          4,583
     Accounting (Note 3)                                                     18,000         18,000
     Legal                                                                   16,570          8,319
     Audit                                                                    7,475          8,575
     Directors fees                                                           7,752          3,679
     Compliance                                                               8,107         10,786
     Miscellaneous                                                           17,370          8,510
                                                                        -----------      ---------
Total Expenses                                                              322,266        185,231
     Fees waived (Note 4)                                                    (5,302)       (31,356)
                                                                        -----------      ---------
Net Expenses                                                                316,964        153,875
                                                                        -----------      ---------
NET INVESTMENT INCOME                                                        53,304         92,133
                                                                        -----------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized loss from investments                                  (2,719,083)      (124,176)
     Net change in unrealized appreciation (depreciation) of investments     76,192       (675,775)
                                                                        -----------      ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                          (2,642,891)      (799,951)
                                                                        -----------      ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $(2,589,587)     $(707,818)
                                                                        ===========      =========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  CUTLER CORE                        CUTLER VALUE
                                                     FUND                                FUND
                                       ---------------------------------   ---------------------------------
                                        July 1, 2001 to        Year         July 1, 2001 to        Year
                                       December 31, 2001       Ended       December 31, 2001       Ended
                                          (unaudited)      June 30, 2001      (unaudited)      June 30, 2001
                                       -----------------   -------------   -----------------   -------------
OPERATIONS
  Net investment income                   $    53,304      $    246,538       $    92,133       $   209,841
  Net realized loss from investments       (2,719,083)         (352,525)         (124,176)         (402,321)
  Net change in unrealized appreciation
     (depreciation) of investments             76,192        (9,816,635)         (675,775)        2,675,523
                                          -----------      ------------       -----------       -----------
  Net increase (decrease) in net assets
     resulting from operations             (2,589,587)       (9,922,622)         (707,818)        2,483,043
                                          -----------      ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                       (47,031)         (250,876)          (89,343)         (211,763)
  Net realized capital gain from
    investments                               (76,545)      (15,708,259)               --          (513,197)
                                          -----------      ------------       -----------       -----------
  Total distributions to shareholders        (123,576)      (15,959,135)          (89,343)         (724,960)
                                          -----------      ------------       -----------       -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                              646,093         3,863,703         1,060,644         1,347,266
  Reinvestment of distributions               119,877        15,831,161            80,471           684,282
  Redemption of shares                     (4,038,864)       (8,628,067)       (2,254,910)       (5,661,201)
                                          -----------      ------------       -----------       -----------
  Net increase (decrease) from capital
     share transactions                    (3,272,894)       11,066,797        (1,113,795)       (3,629,653)
                                          -----------      ------------       -----------       -----------
  Net decrease in net assets               (5,986,057)      (14,814,960)       (1,910,956)       (1,871,570)
                                          -----------      ------------       -----------       -----------
NET ASSETS
  Beginning of Period                      55,280,326        70,095,286        25,743,524        27,615,094
                                          -----------      ------------       -----------       -----------
  End of Period (A)                       $49,294,269      $ 55,280,326       $23,832,568       $25,743,524
                                          ===========      ============       ===========       ===========
SHARE ACTIVITY
  Sale of shares                               72,649           299,135           105,055           130,518
  Reinvestment of distributions                13,085         1,478,659             8,319            67,992
  Redemption of shares                       (423,742)         (682,972)         (222,531)         (540,304)
                                          -----------      ------------       -----------       -----------
  Net increase (decrease) in shares          (338,008)        1,094,822          (109,157)         (341,794)
                                          ===========      ============       ===========       ===========
  (A) Accumulated undistributed
    (distributions in excess of) net
    investment income                     $     2,017      $     (4,256)      $     1,044       $    (1,746)
                                          ===========      ============       ===========       ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected per share data and
ratios for a share outstanding
throughout each period.

                                                                 CUTLER CORE FUND
                                       --------------------------------------------------------------------
                                         July 1,
                                            to
                                       December 31,
                                       (unaudited)                     Year Ended June 30,
                                       ------------    ----------------------------------------------------
                                           2001          2001       2000       1999       1998       1997

Net Asset Value, Beginning of Period     $ 10.09       $  15.99    $ 15.71    $ 17.60    $ 16.06    $ 12.95
                                         -------       --------    -------    -------    -------    -------
Investment Operations
  Net investment income                     0.01           0.05       0.08       0.12       0.19       0.24
  Net realized and unrealized gain
    (loss) on investments                  (0.49)         (2.16)      1.24       2.06       3.05       4.30
                                         -------       --------    -------    -------    -------    -------
Total from Investment Operations           (0.48)         (2.11)      1.32       2.18       3.24       4.54
                                         -------       --------    -------    -------    -------    -------
Distributions From
  Net investment income                    (0.01)         (0.05)     (0.08)     (0.12)     (0.19)     (0.24)
  Net realized gain on investments         (0.01)         (3.74)     (0.96)     (3.95)     (1.51)     (1.19)
                                         -------       --------    -------    -------    -------    -------
Total Distributions                        (0.02)         (3.79)     (1.04)     (4.07)     (1.70)     (1.43)
                                         -------       --------    -------    -------    -------    -------
Net Asset Value, End of Period           $  9.59       $  10.09    $ 15.99    $ 15.71    $ 17.60    $ 16.06
                                         =======       ========    =======    =======    =======    =======
Total Return                              (4.71%)       (14.44%)     8.61%     15.48%     21.60%     37.65%
Ratios/Supplementary Data
Net assets at the end of year (in
  thousands)                             $49,294       $ 55,280    $70,095    $74,499    $77,482    $62,523
Ratios to Average Net Assets
  Expenses including reimbursement/
    waiver of fees                         1.23%(a)       1.20%      1.11%      1.07%      1.10%      1.17%
  Expenses excluding reimbursement/
    waiver of fees                         1.25%(a)       1.20%      1.11%      1.07%      1.10%      1.17%
  Net investment income                    0.21%(a)       0.40%      0.51%      0.76%      1.14%      1.67%
Portfolio Turnover Rate                      22%            93%        79%        59%       119%        23%

------------------------------
(a) Annualized.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST


FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------
Selected per share data and
ratios for a share outstanding
throughout each period.

                                                                 CUTLER VALUE FUND
                                        -------------------------------------------------------------------
                                          July 1,
                                             to
                                        December 31,
                                        (unaudited)                     Year Ended June 30,
                                        ------------    ---------------------------------------------------
                                            2001         2001       2000       1999       1998       1997

Net Asset Value, Beginning of Period      $ 10.38       $  9.78    $ 18.93    $ 21.02    $ 18.33    $ 14.18
                                          -------       -------    -------    -------    -------    -------
Investment Operations
  Net investment income                      0.04          0.08       0.12       0.14       0.13       0.18
  Net realized and unrealized gain
    (loss) on investments                   (0.33)         0.79      (1.97)      2.73       4.19       4.20
                                          -------       -------    -------    -------    -------    -------
Total from Investment Operations            (0.29)         0.87      (1.85)      2.87       4.32       4.38
                                          -------       -------    -------    -------    -------    -------
Distributions From
  Net investment income                     (0.04)        (0.08)     (0.12)     (0.14)     (0.13)     (0.18)
  Net realized gain on investments             --         (0.19)     (7.18)     (4.82)     (1.50)     (0.05)
                                          -------       -------    -------    -------    -------    -------
Total Distributions                         (0.04)        (0.27)     (7.30)     (4.96)     (1.63)     (0.23)
                                          -------       -------    -------    -------    -------    -------
Net Asset Value, End of Period            $ 10.05       $ 10.38    $  9.78    $ 18.93    $ 21.02    $ 18.33
                                          =======       =======    =======    =======    =======    =======
Total Return                               (2.81%)        8.97%     (9.25%)    18.10%     24.90%     31.18%
Ratios/Supplementary Data
Net assets at the end of year (in
  thousands)                              $23,833       $25,744    $27,615    $40,125    $41,085    $35,277
Ratios to Average Net Assets
  Expenses including reimbursement/
    waiver of fees                          1.25%(a)      1.25%      1.25%      1.20%      1.24%      1.25%
  Expenses excluding reimbursement/
    waiver of fees                          1.50%(a)      1.45%      1.28%      1.20%      1.24%      1.25%
  Net investment income                     0.75%(a)      0.56%      1.01%      0.80%      0.65%      1.15%
Portfolio Turnover Rate                       13%           60%        66%       110%        50%         4%

------------------------------
(a) Annualized.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST


NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------
NOTE 1.  ORGANIZATION

     The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end management investment company under the Investment Company Act of 1940. The Trust currently has two diversified investment portfolios: Cutler Core Fund and Cutler Value Fund (individually, a "Fund" and, collectively, the "Funds"). The Funds commenced operations on December 30, 1992.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

     The following summarizes the significant accounting policies of the Funds:

     SECURITY VALUATION -- The Trust determines the net asset value per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 P.M., Eastern time) on each Fund Business Day, as defined in the Funds' prospectus. Securities with a maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value using procedures approved by the Trust's Board of Trustees. Investments in other open end investment companies are valued at net asset value.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold is recorded on the basis of identified cost.

     DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly on the Funds. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     FEDERAL TAXES -- The Funds intend to qualify each year as regulated investment companies and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
THE CUTLER TRUST


NOTES TO FINANCIAL STATEMENTS (unaudited)  (continued)
--------------------------------------------------------------------------------
     EXPENSE ALLOCATION -- The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

     The investment adviser to the Funds is Cutler & Company, LLC ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from each Fund at an annual rate of 0.75% of each Fund's average daily net assets.

     Forum  Administrative   Services,   LLC  ("FAdS")  serves  as  each  Fund's
     administrator for which it receives compensation at an annual rate of 0.10% of each Fund's average daily net assets.

     Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $12,000 per year, per Fund, plus certain other fees and expenses.

     Forum Accounting Services, LLC ("FAcS"), an affiliate of FAdS, serves as the fund accountant for each Fund, for which it receives a fee of $36,000 per year, per Fund, subject to adjustments for the number and type of portfolio transactions.

     Forum Fund Services, LLC, a registered broker-dealer and an affiliate of FAdS, acts as the distributor for each Fund for which it receives no compensation.

     Forum Trust, LLC ("Forum Trust") serves as each Fund's custodian and may employ subcustodians to provide custody of a Fund's domestic assets. For its services, Forum Trust is entitled to receive compensation at an annual rate of 0.01% of each Fund's average daily net assets (this fee decreases if the Fund assets exceed $1 billion), plus $3,600 per year account maintenance fees, and certain other fees and expenses.

NOTE 4.  WAIVER OF FEES

     The investment advisor to the funds voluntarily waived fees of $5,302 for the Cutler Core Fund and $31,356 for the Cutler Value Fund for the six months ended December 31, 2001.

--------------------------------------------------------------------------------
THE CUTLER TRUST


NOTES TO FINANCIAL STATEMENTS (unaudited)  (concluded)
--------------------------------------------------------------------------------
NOTE 5.  SECURITIES TRANSACTIONS

     The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the six months ended December 31, 2001, were as follows:

                                          COST OF PURCHASES  PROCEEDS FROM SALES
                                          -----------------  -------------------
Cutler Core Fund........................     $10,893,600         $15,861,024
Cutler Value Fund.......................       3,165,783           5,094,771

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                                        20

--------------------------------------------------------------------------------
THE CUTLER TRUST


TRUSTEES OF THE CUTLER TRUST
DECEMBER 31, 2001
--------------------------------------------------------------------------------

Kenneth R. Cutler      KENNETH R. CUTLER
Photo                  Chairman of  the Board, The  Cutler Trust, and  member of
                       Investment Committee of Cutler & Company, LLC, Investment
                       Adviser to both Funds.

John Y. Keffer Photo   JOHN Y. KEFFER
                       Sole shareholder and director of Forum Financial Group, LLC, which owns Forum Administrative Services, LLC, Forum
                       Shareholder  Services,  LLC, Forum  Accounting  Services,
                       LLC, Forum Fund Services, LLC and Forum Trust, LLC.

Brooke R. Ashland      BROOKE R. ASHLAND
Photo                  Chairman of the Board,  Cutler & Company, LLC, Investment
                       Adviser to both Funds.

Dr. Hatten S. Yoder,   DR. HATTEN S. YODER, JR.
Jr. Photo              Chairman  Emeritus,   Geophysical  Laboratory,   Carnegie
                       Institute of Washington, and consultant to the Los Alamos
                       National Laboratory.  A member of the National Academy of
                       Sciences, and many national and international scientific bodies.

Robert B. Watts, Jr.   ROBERT B. WATTS, JR.
Photo                  Attorney  in private  practice.  Formerly a  senior level
                       officer, counsel and corporate secretary with over 25 years of corporate, divisional and board level experience with two Fortune 100 companies.

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                                        22

                                                                THE CUTLER TRUST
--------------------------------------------------------------------------------
TABLE OF CONTENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                           PAGE
                                           ----
Chairman's Letter to the Shareholders....    1
Cutler Core Fund Portfolio...............    3
Cutler Value Fund Portfolio..............    8
Statements of Assets and Liabilities.....   12
Statements of Operations.................   13                  CUTLER CORE FUND
Statements of Changes in Net Assets......   14
Financial Highlights (Per Share Data)....   15                  CUTLER VALUE FUND
Notes to Financial Statements............   17
Trustees of the Cutler Trust.............   21



                Distributor
          Forum Fund Services, LLC

           CUTLER & COMPANY, LLC
           INVESTMENT MANAGEMENT

      INVESTMENT ADVISER TO THE TRUST

      3555 Lear Way, Medford, OR 97504
      (800) 228-8537 - (541) 770-9000                           SEMI-ANNUAL REPORT
            Fax: (541) 779-0006                                 ------------------
              info@cutler.com                                   DECEMBER 31, 2001

------------------------------------------------------
This report is submitted for the general information
of the shareholders of the Funds. It is not authorized
for distribution to prospective investors in the Funds
unless preceded or accompanied by an effective
prospectus, which includes information regarding the
Funds' objectives and policies, risks, management
experience, and other information.
------------------------------------------------------